Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net Income	$ 12,848,246	$ 14,219,606
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of derivative warrant liabilities	(1,728,531)	(11,046,416)
Other income attributable to derecognition of deferred underwriting fee allocated to offering costs	(205,275)
Interest expense – debt discount	24,780
Interest income from cash and investments held in Trust Account	(13,898,712)	(4,991,153)
Changes in operating assets and liabilities:
Prepaid expenses	393,372	757,720
Due to related party	133,333
Accounts payable	622,471	(63,663)
Accrued expenses	745,424	4,253
Deferred legal fees		23,667
Net cash used in operating activities	(1,064,892)	(1,095,986)
Cash Flows from Investing Activities:
Extension payment deposit in Trust	(258,971)
Cash withdrawn for redemptions of Class A ordinary shares subject to possible redemption	180,870,897
Net cash provided by investing activities	180,611,926
Cash Flows from Financing Activities:
Issuance of Class B ordinary shares		116
Proceeds from promissory note- related party	335,000
Proceeds from convertible note payable to related parties	380,000
Proceeds from loan and transfer agreement	999,000
Redemption of ordinary shares	(180,870,897)
Net cash (used in) provided by financing activities	(179,156,897)	116
Net change in cash	390,137	(1,095,870)
Cash – beginning of the period	78,997	1,174,867
Cash – end of the period	469,134	78,997
One Energy Enterprises Inc [Member]
Cash Flows from Operating Activities:
Net Income	(20,180,601)	(14,273,031)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation, amortization, and accretion expense	4,001,528	3,552,277
Amortization of debt issuance and loan origination fees	170,460	24,882
Asset impairment	0	843,516
(Gain) / Loss on disposal of property, plant, and equipment	(14,419)	1,426
Changes in deferred income taxes	(548,014)	887,696
Stock-based compensation	3,611,935	0
Non-cash interest paid in kind	2,089,902	0
Interest expense converted to common stock	1,228,919	0
Interest expense as capital contribution	205,479
Changes in operating assets and liabilities:
Accounts payable	391,069	1,820,204
Accrued expenses	634,706	2,189,120
Accounts receivable	(304,217)	45,513
Other long-term assets	0	175,591
Other current assets	(2,077,335)	(227,289)
Contract assets and other assets	0	72,428
Accrued payroll items	65,573	16,984
Other current liabilities	1,515,372	2,015,586
Net cash used in operating activities	(9,209,643)	(2,855,097)
Cash Flows from Investing Activities:
Purchases of property, plant, and equipment	(6,176,248)	(6,090,912)
Proceeds from sale of property, plant, and equipment	15,250	0
Land improvements	(928,810)	0
Land options	(229,100)	0
Net cash provided by investing activities	(7,318,908)	(6,090,912)
Cash Flows from Financing Activities:
Distributions to non-controlling interests	(153,315)	(179,442)
Proceeds from the sale of Series A preferred stock, net of issuance costs	18,701,613	0
Payment of Series A preferred stock dividends	(176,545)	0
Proceeds from borrowings on long-term debt – related party	3,470,000	10,586,438
Proceeds from borrowings on long-term debt	0	1,240,336
Payment on long-term debt	(654,993)	(2,657,914)
Payment on long-term debt – related party	(3,675,002)	0
Payment of loan origination fees	(245,671)	0
Payment on financing lease liabilities	(16,159)	(10,010)
Net cash (used in) provided by financing activities	17,249,928	8,979,408
Net change in cash	721,377	33,399
Cash – beginning of the period	1,754,412	1,721,013
Cash – end of the period	2,475,789	1,754,412
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	1,289,507	1,306,502
Cash paid for interest on finance lease liabilities	6,557	5,008
Accounts payable for purchase of property, plant, and equipment	914,812	129,720
Non-cash investing activities	6,144,886	0
Related party debt and accrued interest converted to Class A common stock	18,622,654	0
Related party debt converted to Series A preferred stock	$ 1,000,000	$ 0